Segment Disclosure	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Disclosure
The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized, reviewed, and managed. The Company operates in one segment providing data storage and desktop virtualization solutions for small and medium businesses and distributed enterprises. The Company conducts business globally, and its sales and support activities are managed on a geographic basis. Our management reviews financial information presented on a consolidated basis, accompanied by disaggregated information it receives from its internal management system about revenues by geographic region, based on the location from which the customer relationship is managed, for purposes of allocating resources and evaluating financial performance.
Information about Products and Services
The following table summarizes net revenue (in thousands):

	Year Ended December 31,
	2015	2014
Disk systems	$39,836	$8,518
Tape automation systems	12,764	1,868
Tape drives and media	12,914	1,815
Service	10,651	1,268
Total	$76,165	$13,469

Information about Geographic Areas
The Company markets its products domestically and internationally, with its principal international market being Europe. Revenue is attributed to the location to which the product was shipped. The Company divides its worldwide sales into three geographical regions: the Americas, consisting of U.S., Canada and Latin America; EMEA, consisting of Europe, the Middle East and Africa; and APAC, consisting of Asia Pacific countries.
The following table summarizes net revenue by geographic area (in thousands):

	Year Ended December 31,
	2015	2014
EMEA	$39,331	$7,172
Americas	25,284	4,749
APAC	11,550	1,548
Total	$76,165	$13,469

During 2015 and 2014, there were two geographic areas with specific concentrations of net revenues greater than 10%. Revenues from customers in the U.S. comprised $19.1 million and $3.8 million of Americas net revenues during the year ended December 31, 2015 and 2014, respectively. Revenue from customers in Germany accounted for $17.2 million and $1.9 million of EMEA’s net revenues during the year ended December 31, 2015 and 2014, respectively.
The following table presents property and equipment information for geographic areas based on the physical location of the assets (in thousands):

	Year Ended December 31,
	2015	2014
Europe	$1,779	$2,038
Americas	1,584	1,340
Asia Pacific	609	1,049
Total	$3,972	$4,427